BASIS OF PRESENTATION (Schedule of impacts arising of the adoption of IFRS 16) (Details) - IFRS 16 [Member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Assets
Increase in right-of-use assets	¥ 1,803
Increase in total assets	1,803
Liabilities
Increase in the non-current portion of lease liabilities	593
Increase in the current portion of lease liabilities	1,210
Increase in total liabilities	¥ 1,803